Eventide High Dividend ETF	July 31, 2026 (Unaudited)

Portfolio of Investments

Shares		Value
Common Stocks — 99.0%
Consumer Discretionary — 4.7%
21,350	Home Depot, Inc. (The)	$7,087,346
22,862	Lowe’s Cos, Inc.	4,750,952
		11,838,298
Energy — 24.2%
45,208	Baker Hughes Co., Class A	2,734,632
47,498	ConocoPhillips	5,722,559
25,087	Diamondback Energy, Inc.	5,091,407
145,312	Enbridge, Inc.	7,913,691
57,904	ExxonMobil Holdings Corp.	9,000,598
45,745	Halliburton Co.	1,475,276
33,607	Kodiak Gas Services, Inc.	1,973,067
30,529	ONEOK, Inc.	2,772,338
25,153	Targa Resources Corp.	6,800,617
91,332	TC Energy Corp.	6,158,517
149,201	Williams Cos., Inc. (The)	10,673,840
		60,316,542
Financials — 9.2%
150,057	Fifth Third Bancorp	8,478,220
461,273	Huntington Bancshares, Inc.	7,860,092
218,341	Regions Financial Corp.	6,757,654
		23,095,966
Health Care — 10.9%
27,230	Amgen, Inc.	10,487,907
90,286	Medtronic plc	7,709,522
160,144	Royalty Pharma plc, Class A	9,357,214
		27,554,643
Industrials — 12.1%
19,595	ABB, Ltd. ADR	1,932,459
7,957	Caterpillar, Inc.	6,483,443
85,460	Fastenal Co.	4,077,297
6,708	GE Vernova, Inc.	6,642,865
16,051	Honeywell International, Inc.	3,901,196
4,195	Quanta Services, Inc.	2,799,575
9,731	Trane Technologies plc	4,427,118
		30,263,953
Shares		Value
Common Stocks — 99.0% (continued)
Information Technology — 17.2%
10,605	Broadcom, Inc.	$4,128,314
37,069	Cisco Systems, Inc.	4,299,633
20,074	Dell Technologies, Inc., Class C	8,137,397
7,048	International Business Machines Corp.	1,576,285
21,793	KLA Corp.	3,984,196
17,714	Lam Research Corp.	5,190,557
5,965	Micron Technology, Inc.	4,909,374
7,137	NXP Semiconductors NV	1,635,515
13,422	Qualcomm, Inc.	1,981,221
2,970	Seagate Technology Holdings plc	2,542,706
11,946	Taiwan Semiconductor Manufacturing Co., Ltd. ADR	4,829,171
		43,214,369
Real Estate — 5.4%
94,278	Prologis, Inc.	13,633,542
		13,633,542
Utilities — 15.3%
36,333	American Electric Power Co., Inc.	4,645,174
8,656	Constellation Energy Corp.	2,274,364
35,337	Duke Energy Corp.	4,432,320
105,870	Entergy Corp.	11,393,730
59,663	NextEra Energy, Inc.	5,185,908
25,754	Southern Co. (The)	2,434,783
21,034	Vistra Corp.	3,117,028
46,866	WEC Energy Group, Inc.	5,128,078
		38,611,385
Total Common Stocks (Cost $213,797,339)		$248,528,698
Total Investments — 99.0% (Cost $213,797,339)		$248,528,698
Net other assets (liabilities) — 1.0%		2,535,822

Net Assets — 100.0%		$251,064,520

ADR — American Depositary Receipt

NV — Naamloze Vennootschap (Dutch stock company)

PLC — Public Limited Company

Eventide International ETF	July 31, 2026 (Unaudited)

Portfolio of Investments

Shares		Value
Common Stocks — 98.6%
Australia — 5.2%
Ground Transportation — 1.0%
62,234	Aurizon Holdings, Ltd.	$183,145
Health Care Equipment & Supplies — 0.3%
744	Cochlear, Ltd.	62,675
Industrial REITs — 0.5%
4,586	Goodman Group	95,889
Interactive Media & Services — 0.8%
14,333	SEEK, Ltd.	147,881
Oil, Gas & Consumable Fuels — 1.9%
37,227	Santos, Ltd.	204,987
5,604	Woodside Energy Group, Ltd. ADR	131,470
		336,457
Professional Services — 0.4%
2,197	Computershare, Ltd.	63,173
Trading Companies & Distributors — 0.3%
4,756	Reece, Ltd.	53,747
		942,967
Belgium — 1.8%
Biotechnology — 0.8%
152	Argenx SE ADR†	129,781
695	Lakefront Biotherapeutics NV†	19,079
		148,860
Electric Utilities — 1.0%
1,271	Elia Group SA/NV, Class B	182,355
		331,215
Brazil — 1.5%
Electrical Equipment — 0.9%
15,461	WEG SA ADR	146,262
Oil, Gas & Consumable Fuels — 0.6%
9,778	PRIO SA ADR†	117,052
		263,314
Canada — 5.1%
Automobile Components — 0.5%
1,370	Magna International, Inc.	93,982
Electrical Equipment — 0.1%
4,428	Ballard Power Systems, Inc.†	11,773
Ground Transportation — 0.1%
201	Canadian Pacific Kansas City, Ltd.	17,867
Insurance — 1.9%
5,081	Power Corp. of Canada	346,979
Oil, Gas & Consumable Fuels — 2.1%
2,451	Pembina Pipeline Corp.	119,750
2,451	TC Energy Corp.	164,933
1,860	Tourmaline Oil Corp.	82,085
		366,768
Paper & Forest Products — 0.3%
965	West Fraser Timber Co., Ltd.	62,446
Trading Companies & Distributors — 0.1%
249	Finning International, Inc.	16,489
		916,304
Denmark — 1.6%
Biotechnology — 0.3%
216	Ascendis Pharma A/S†	52,685
Health Care Equipment & Supplies — 1.3%
2,479	Coloplast A/S, Class B	163,848
1,781	Demant A/S†	77,033
		240,881
		293,566
Shares		Value
Common Stocks — 98.6% (continued)
Finland — 3.6%
Communications Equipment — 0.2%
4,667	Nokia Oyj ADR	$42,656
Insurance — 2.2%
35,290	Sampo Oyj, Class A	390,763
Machinery — 1.2%
3,753	Kone Oyj, Class B	216,332
		649,751
France — 2.7%
Biotechnology — 0.1%
182	Abivax SA ADR†	22,735
Electrical Equipment — 1.3%
692	Schneider Electric SE	230,574
Pharmaceuticals — 1.3%
1,203	Ipsen SA	231,424
		484,733
Germany — 7.1%
Biotechnology — 0.5%
1,022	BioNTech SE ADR†	92,573
Electrical Equipment — 0.2%
1,468	Innio NV†	35,849
Insurance — 2.3%
1,366	Hannover Rueck SE	393,855
IT Services — 0.8%
3,452	Bechtle AG	143,378
Machinery — 1.0%
3,446	KION Group AG	154,349
44	Rational AG	34,121
		188,470
Real Estate Management & Development — 1.1%
3,331	LEG Immobilien SE	199,481
Semiconductors & Semiconductor
Equipment — 0.5%
1,393	Infineon Technologies AG	98,839
Software — 0.7%
666	SAP SE ADR	122,291
		1,274,736
Ireland — 1.4%
Construction Materials — 0.2%
1,501	James Hardie Industries plc†	39,461
Trading Companies & Distributors — 1.2%
1,421	AerCap Holdings NV	214,429
		253,890
Israel — 0.4%
Software — 0.4%
766	Nice, Ltd. ADR†	75,673
		75,673
Italy — 4.7%
Electric Utilities — 1.7%
27,358	Terna - Rete Elettrica Nazionale	313,886
Financial Services — 1.5%
55,841	Nexi SpA	272,539
Pharmaceuticals — 1.5%
4,529	Recordati Industria Chimica e
	Farmaceutica SpA	269,140
		855,565

Eventide International ETF (Continued)	July 31, 2026 (Unaudited)

Portfolio of Investments

Shares		Value
Common Stocks — 98.6% (continued)
Japan — 18.0%
Air Freight & Logistics — 0.3%
1,500	NIPPON EXPRESS HOLDINGS, Inc.	$49,722
Automobiles — 1.1%
13,200	Isuzu Motors, Ltd.	199,171
Banks — 1.9%
28,900	Yokohama Financial Group, Inc.	333,786
Building Products — 0.4%
1,700	TOTO, Ltd.	74,844
Chemicals — 1.0%
5,000	Nippon Sanso Holdings Corp.	181,536
Electrical Equipment — 0.4%
900	Fuji Electric Co., Ltd.	80,744
Electronic Equipment, Instruments &
Components — 1.5%
500	Hirose Electric Co., Ltd.	85,963
200	Ibiden Co., Ltd.	20,914
3,400	Murata Manufacturing Co., Ltd.	158,357
		265,234
Health Care Technology — 0.3%
4,400	M3, Inc.	49,230
Household Durables — 2.9%
7,500	Rinnai Corp.	168,629
16,100	Sekisui House, Ltd.	352,689
		521,318
Insurance — 2.0%
19,200	Daiichi Life Group, Inc.	231,340
4,100	T&D Holdings, Inc.	131,015
		362,355
Machinery — 1.6%
2,500	Daifuku Co., Ltd.	93,939
4,500	Makita Corp.	146,482
100	SMC Corp.	44,264
		284,685
Pharmaceuticals — 0.6%
1,100	Daiichi Sankyo Co., Ltd.	17,737
2,500	Nippon Shinyaku Co., Ltd.	53,384
2,000	Shionogi & Co., Ltd.	36,533
		107,654
Semiconductors & Semiconductor
Equipment — 3.3%
600	Advantest Corp.	122,468
100	Disco Corp.	36,728
100	Lasertec Corp.	23,809
5,100	Renesas Electronics Corp.	110,248
4,700	Rohm Co., Ltd.	127,842
3,000	SUMCO Corp.	63,250
300	Tokyo Electron, Ltd.	104,569
		588,914
Specialty Retail — 0.7%
9,700	USS Co., Ltd.	122,906
		3,222,099
Korea, Republic Of — 2.3%
Semiconductors & Semiconductor
Equipment — 2.3%
378	SK hynix, Inc. GDR	419,251
		419,251
Shares		Value
Common Stocks — 98.6% (continued)
Mexico — 2.3%
Banks — 2.3%
7,323	Grupo Financiero Banorte SAB de CV ADR	$422,684
		422,684
Netherlands — 3.0%
Financial Services — 0.1%
24	Adyen NV†	24,214
Semiconductors & Semiconductor
Equipment — 2.9%
50	ASM International NV	46,091
227	ASML Holding NV NYS	369,783
410	NXP Semiconductors NV	93,956
		509,830
		534,044
New Zealand — 2.3%
Health Care Equipment & Supplies — 0.9%
7,102	Fisher & Paykel Healthcare Corp., Ltd.	169,820
Independent Power and
Renewable Electricity Producers — 1.4%
74,740	Meridian Energy, Ltd.	250,350
		420,170
Norway — 1.6%
Insurance — 1.6%
9,505	Gjensidige Forsikring ASA	282,819
		282,819
Singapore — 7.7%
Banks — 1.6%
5,000	DBS Group Holdings, Ltd.	288,285
Capital Markets — 2.2%
21,500	Singapore Exchange, Ltd.	409,634
Electronic Equipment, Instruments & Components — 1.8%
26,100	Venture Corp., Ltd.	325,081
Industrial REITs — 2.1%
384,700	Mapletree Logistics Trust	371,575
		1,394,575
South Africa — 0.8%
Banks — 0.8%
963	Capitec Bank Holdings, Ltd. ADR	138,845
		138,845
Spain — 1.3%
Electric Utilities — 1.3%
13,736	Redeia Corp. SA	242,116
		242,116
Sweden — 3.6%
Automobile Components — 0.8%
1,194	Autoliv, Inc.	147,065
Building Products — 1.6%
6,152	Assa Abloy AB, Class B	227,701
15,282	Nibe Industrier AB, Class B	61,096
		288,797
Machinery — 1.2%
9,975	Atlas Copco AB, Class A	210,270
		646,132

Eventide International ETF (Continued)	July 31, 2026 (Unaudited)

Portfolio of Investments

Shares		Value
Common Stocks — 98.6% (continued)
Switzerland — 4.8%
Automobile Components — 0.2%
1,344	Garrett Motion, Inc.	$41,866
Building Products — 0.5%
125	Geberit AG, Registered Shares	82,226
Electrical Equipment — 2.0%
3,529	ABB, Ltd., Registered Shares	346,859
Health Care Equipment & Supplies — 0.2%
615	Alcon AG	42,097
Machinery — 1.2%
648	Schindler Holding AG	203,919
25	Vat Group AG	18,602
		222,521
Textiles, Apparel & Luxury Goods — 0.7%
3,546	On Holding AG, Class A†	128,507
		864,076
Taiwan, Province of China — 7.3%
Semiconductors & Semiconductor
Equipment — 7.3%
401	Silicon Motion Technology Corp. ADR	101,694
2,479	Taiwan Semiconductor Manufacturing Co., Ltd. ADR	1,002,136
10,942	United Microelectronics Corp. ADR	208,226
		1,312,056
United Kingdom — 7.1%
Biotechnology — 0.1%
2,020	Compass Pathways plc ADR†	22,927
Electric Utilities — 1.4%
7,922	SSE plc	250,108
Electronic Equipment, Instruments & Components — 2.0%
7,127	Halma plc	338,567
Energy Equipment & Services — 0.4%
888	TechnipFMC plc	63,634
Financial Services — 0.3%
5,144	Wise Group plc, Class A†	61,306
Insurance — 0.9%
466	Willis Towers Watson plc	156,539
Machinery — 0.8%
1,573	Spirax Group plc	147,016
Professional Services — 1.0%
5,386	RELX plc	188,961
Semiconductors & Semiconductor
Equipment — 0.1%
80	ARM Holdings plc ADR†	19,175
Software — 0.1%
1,978	Sage Group plc (The)	25,906
		1,274,139
Shares		Value
Common Stocks — 98.6% (continued)
United States — 1.4%
Biotechnology — 0.9%
470	BeOne Medicines, Ltd. ADR†	$148,525
655	Legend Biotech Corp. ADR†	12,150
		160,675
Trading Companies & Distributors — 0.5%
1,386	Sunbelt Rentals Holdings, Inc.	98,707
		259,382
Total Common Stocks (Cost $16,721,650)		$17,774,102
Total Investments — 98.6% (Cost $16,721,650)		$17,774,102
Net other assets (liabilities) — 1.4%		254,967

Net Assets — 100.0%		$18,029,069

A/S — Aksjeselskap (Danish/Norwegian limited liability company)

ADR — American Depositary Receipt

AG — Aktiengesellschaft (German stock company)

ASA — Allmennaksjeselskap (Norwegian public limited company)

GDR — Global Depositary Receipt

NV — Naamloze Vennootschap (Dutch stock company)

NYS — New York Shares

Oyj — Julkinen Osakeyhtio (Finnish public limited company)

PLC — Public Limited Company

SA — Societe Anonyme (French public limited company)

SE — Societas Europaea (European public limited company)

SpA — Societa per Azioni (Italian joint stock company)

†	Non-income producing security

Eventide Large Cap Growth ETF	July 31, 2026 (Unaudited)

Portfolio of Investments

Shares		Value
Common Stocks — 97.5%
Consumer Discretionary — 5.1%
617	Aptiv plc†	$34,842
698	Deckers Outdoor Corp.†	67,622
219	Garmin, Ltd.	64,338
1,204	Home Depot, Inc. (The)	399,680
1,289	Lowe’s Cos, Inc.	267,867
1,060	Mobility Global, Inc.†	21,603
3,648	O’Reilly Automotive, Inc.†	325,949
		1,181,901
Financials — 9.7%
953	Aflac, Inc.	121,488
1,125	American Express Co.	378,282
710	Arthur J. Gallagher & Co.	177,088
61	Cboe Global Markets, Inc.	18,924
301	Cincinnati Financial Corp.	53,482
2,269	Huntington Bancshares, Inc.	38,664
725	Moody’s Corp.	346,826
2,404	Nasdaq, Inc.	226,433
1,126	Progressive Corp. (The)	238,059
1,060	S&P Global, Inc.	436,645
6,137	SoFi Technologies, Inc.†	100,094
2,216	Toast, Inc., Class A†	71,510
306	Tradeweb Markets, Inc., Class A	30,753
		2,238,248
Health Care — 8.2%
221	Alnylam Pharmaceuticals, Inc.†	45,420
305	Amgen, Inc.	117,473
3,643	Boston Scientific Corp.†	170,237
561	Dexcom, Inc.†	46,815
560	Eli Lilly & Co.	643,350
146	IDEXX Laboratories, Inc.†	81,624
307	Incyte Corp.†	36,693
313	Insmed, Inc.†	30,862
554	Intuitive Surgical, Inc.†	195,745
1,039	Medtronic plc	88,720
146	Quest Diagnostics, Inc.	34,019
225	STERIS plc	51,390
937	Stryker Corp.	305,182
635	Xenon Pharmaceuticals, Inc.†	39,795
		1,887,325
Industrials — 19.6%
1,735	Automatic Data Processing, Inc.	462,309
144	Axon Enterprise, Inc.†	75,997
137	Bloom Energy Corp., Class A†	28,196
1,393	Broadridge Financial Solutions, Inc.	214,452
468	Caterpillar, Inc.	381,331
3,731	Copart, Inc.†	108,647
2,184	Fastenal Co.	104,199
702	Ferguson Enterprises, Inc.	164,499
143	FTAI Aviation, Ltd.	29,458
452	GE Vernova, Inc.	447,612
872	Illinois Tool Works, Inc.	250,220
2,210	Paychex, Inc.	258,216
217	Quanta Services, Inc.	144,817
301	RB Global, Inc.	33,032
302	Republic Services, Inc., Class A	63,586
304	Rockwell Automation, Inc.	145,944
3,122	SS&C Technologies Holdings, Inc.	240,550
810	Thomson Reuters Corp.	79,486
789	Trane Technologies plc	358,956
956	UL Solutions, Inc., Class A	87,608
1,365	Union Pacific Corp.	398,757
Shares		Value
Common Stocks — 97.5% (continued)
Industrials — 19.6% (continued)
420	Verisk Analytics, Inc., Class A	$81,837
139	Vertiv Holdings Co., Class A	33,578
1,543	Waste Management, Inc.	349,566
		4,542,853
Information Technology — 45.3%
1,360	Advanced Micro Devices, Inc.†	647,564
3,203	Arista Networks, Inc.†	577,661
817	Autodesk, Inc.†	191,341
2,454	Broadcom, Inc.	955,293
509	Cadence Design Systems, Inc.†	173,070
454	Ciena Corp.†	171,181
393	Cognizant Technology Solutions Corp., Class A	21,753
134	Coherent Corp.†	35,227
352	CoreWeave, Inc., Class A†	25,263
708	Credo Technology Group Holding, Ltd.†	146,549
1,684	Crowdstrike Holdings, Inc., Class A†	321,408
814	Datadog, Inc., Class A†	218,128
1,200	Dell Technologies, Inc., Class C	486,443
943	Everpure, Inc., Class A†	72,771
947	Flex, Ltd.†	107,721
1,486	Fortinet, Inc.†	240,658
421	Intuit, Inc.	133,065
1,395	KLA Corp.	255,034
1,937	Lam Research Corp.	567,580
553	Micron Technology, Inc.	455,136
162	MongoDB, Inc., Class A†	54,672
557	Motorola Solutions, Inc.	242,713
11,473	NVIDIA Corp.	2,303,205
1,459	Palo Alto Networks, Inc.†	484,141
228	Roper Technologies, Inc.	89,369
1,614	Samsara, Inc., Class A†	60,154
61	Sandisk Corp.†	74,105
386	SAP SE ADR	70,877
304	Seagate Technology Holdings plc	260,264
2,198	ServiceNow, Inc.†	244,484
588	Snowflake, Inc., Class A†	172,448
619	Taiwan Semiconductor Manufacturing Co., Ltd. ADR	250,231
2,708	Trimble, Inc.†	153,219
304	Tyler Technologies, Inc.†	94,118
705	Workday, Inc., Class A†	113,040
731	Zscaler, Inc.†	110,527
		10,580,413
Materials — 3.0%
789	Ecolab, Inc.	219,050
1,101	James Hardie Industries plc†	28,945
625	Linde plc	298,987
468	Sherwin-Williams Co. (The)	159,518
		706,500
Real Estate — 4.4%
542	American Tower Corp.	93,961
870	AvalonBay Communities, Inc.	161,481
308	CBRE Group, Inc., Class A†	45,217
137	Digital Realty Trust, Inc.	25,827
143	Equinix, Inc.	145,757
2,956	Equity Residential	196,426
2,024	Prologis, Inc.	292,691
304	SBA Communications Corp., Class A	55,018
		1,016,378

Eventide Large Cap Growth ETF (Continued)	July 31, 2026 (Unaudited)

Portfolio of Investments

Shares		Value
Common Stocks — 97.5% (continued)
Utilities — 2.2%
550	Ameren Corp.	$60,285
220	Consolidated Edison, Inc.	23,947
374	Constellation Energy Corp.	98,269
1,209	NextEra Energy, Inc.	105,086
382	NRG Energy, Inc.	51,299
388	Public Service Enterprise Group, Inc.	29,752
541	Sempra	47,906
134	Talen Energy Corp.†	44,769
372	Vistra Corp.	55,127
		516,440
Total Common Stocks (Cost $20,268,530)		$22,670,058
Total Investments — 97.5% (Cost $20,268,530)		$22,670,058
Net other assets (liabilities) — 2.5%		587,928

Net Assets — 100.0%		$23,257,986

ADR — American Depositary Receipt

PLC — Public Limited Company

S&P — Standard and Poor’s

SE — Societas Europaea (European public limited company)

†	Non-income producing security

Eventide Large Cap Value ETF	July 31, 2026 (Unaudited)

Portfolio of Investments

Shares		Value
Common Stocks — 99.3%
Consumer Discretionary — 9.5%
391	Aptiv plc†	$22,080
886	D.R. Horton, Inc.	126,751
793	Garmin, Ltd.	232,967
1,206	Home Depot, Inc. (The)	400,344
1,308	Lowe’s Cos, Inc.	271,815
385	Mobility Global, Inc.†	7,846
1,731	O’Reilly Automotive, Inc.†	154,665
590	PulteGroup, Inc.	74,617
1,285	Versigent plc†	53,135
		1,344,220
Consumer Staples — 0.3%
768	McCormick & Co., Inc.	39,091
		39,091
Energy — 12.3%
897	Canadian Natural Resources, Ltd.	42,769
143	Cheniere Energy, Inc.	37,691
2,915	ConocoPhillips	351,198
815	Devon Energy Corp.	36,781
384	Diamondback Energy, Inc.	77,933
1,871	EOG Resources, Inc.	278,199
292	Expand Energy Corp.	27,457
4,721	ExxonMobil Holdings Corp.	733,831
579	ONEOK, Inc.	52,579
1,733	Williams Cos., Inc. (The)	123,979
		1,762,417
Financials — 19.0%
1,493	Aflac, Inc.	190,328
913	American Express Co.	306,996
1,589	Arch Capital Group, Ltd.†	159,742
437	Arthur J. Gallagher & Co.	108,997
1,486	Brown & Brown, Inc.	104,614
816	Cincinnati Financial Corp.	144,987
585	East West Bancorp, Inc.	76,635
3,197	Fifth Third Bancorp	180,630
768	Global Payments, Inc.	64,573
8,439	Huntington Bancshares, Inc.	143,801
384	Moody’s Corp.	183,698
146	MSCI, Inc., Class A	83,547
1,288	Nasdaq, Inc.	121,317
1,503	Pinnacle Financial Partners, Inc.	158,161
1,579	Progressive Corp. (The)	333,832
5,235	Regions Financial Corp.	162,023
385	S&P Global, Inc.	158,593
146	Tradeweb Markets, Inc., Class A	14,673
		2,697,147
Health Care — 11.1%
94	Alnylam Pharmaceuticals, Inc.†	19,319
905	Amgen, Inc.	348,570
1,571	Boston Scientific Corp.†	73,413
236	Edwards Lifesciences Corp.†	20,313
143	Eli Lilly & Co.	164,284
96	IDEXX Laboratories, Inc.†	53,671
537	Incyte Corp.†	64,182
171	Insmed, Inc.†	16,861
142	Intuitive Surgical, Inc.†	50,173
4,262	Medtronic plc	363,932
1,939	Royalty Pharma plc, Class A	113,296
93	STERIS plc	21,241
648	Stryker Corp.	211,053
951	Zoetis, Inc., Class A	73,503
		1,593,811
Shares		Value
Common Stocks — 99.3% (continued)
Industrials — 16.0%
1,051	Automatic Data Processing, Inc.	$280,049
1,004	Canadian Pacific Kansas City, Ltd.	89,246
149	Caterpillar, Inc.	121,407
671	Copart, Inc.†	19,540
243	Deere & Co.	144,019
447	Emerson Electric Co.	66,970
293	Expeditors International of Washington, Inc.	49,192
1,917	Fastenal Co.	91,460
199	Ferguson Enterprises, Inc.	46,632
569	Illinois Tool Works, Inc.	163,274
100	JB Hunt Transport Services, Inc.	27,175
297	nVent Electric plc	45,688
99	Old Dominion Freight Line, Inc.	21,002
917	Otis Worldwide Corp.	65,978
728	Paychex, Inc.	85,060
99	Quanta Services, Inc.	66,069
148	RB Global, Inc.	16,242
429	Republic Services, Inc., Class A	90,326
299	Thomson Reuters Corp.	29,341
246	Trane Technologies plc	111,918
1,247	Union Pacific Corp.	364,286
194	Verisk Analytics, Inc., Class A	37,801
97	Vertiv Holdings Co., Class A	23,432
193	Waste Connections, Inc.	32,304
813	Waste Management, Inc.	184,184
		2,272,595
Information Technology — 11.4%
150	Advanced Micro Devices, Inc.†	71,423
101	Applied Materials, Inc.	51,275
237	Arista Networks, Inc.†	42,743
205	Broadcom, Inc.	79,802
504	Dell Technologies, Inc., Class C	204,306
964	Flex, Ltd.†	109,655
100	Intuit, Inc.	31,607
1,010	KLA Corp.	184,648
402	Lam Research Corp.	117,794
258	Micron Technology, Inc.	212,342
193	Motorola Solutions, Inc.	84,100
148	NetApp, Inc.	26,418
489	NVIDIA Corp.	98,167
194	Palo Alto Networks, Inc.†	64,374
945	Qualcomm, Inc.	139,491
50	Roper Technologies, Inc.	19,599
447	ServiceNow, Inc.†	49,720
137	Snowflake, Inc., Class A†	40,179
		1,627,643
Materials — 6.7%
391	Air Products and Chemicals, Inc.	115,302
534	Ecolab, Inc.	148,254
1,389	International Paper Co.	56,713
439	Linde plc	210,009
147	Packaging Corp. of America	36,138
686	PPG Industries, Inc.	75,817
487	Sherwin-Williams Co. (The)	165,994
341	Steel Dynamics, Inc.	85,680
197	Vulcan Materials Co.	52,908
		946,815

Eventide Large Cap Value ETF (Continued)	July 31, 2026 (Unaudited)

Portfolio of Investments

Shares		Value
Common Stocks — 99.3% (continued)
Real Estate — 4.3%
1,351	American Tower Corp.	$234,210
97	AvalonBay Communities, Inc.	18,004
197	CBRE Group, Inc., Class A†	28,922
97	Equinix, Inc.	98,870
244	Equity Residential	16,214
1,554	Prologis, Inc.	224,724
		620,944
Utilities — 8.7%
338	American Electric Power Co., Inc.	43,213
337	American Water Works Co., Inc.	45,215
1,054	Consolidated Edison, Inc.	114,727
49	Constellation Energy Corp.	12,875
1,598	Dominion Energy, Inc.	110,534
2,747	Duke Energy Corp.	344,555
2,668	NextEra Energy, Inc.	231,903
616	Public Service Enterprise Group, Inc.	47,235
241	Sempra	21,341
3,040	Southern Co. (The)	287,402
		1,259,000
Total Common Stocks (Cost $13,309,004)		$14,163,683
Total Investments — 99.3% (Cost $13,309,004)		$14,163,683
Net other assets (liabilities) — 0.7%		100,184

Net Assets — 100.0%		$14,263,867

PLC — Public Limited Company

S&P — Standard and Poor’s

†	Non-income producing security

Eventide Small Cap ETF	July 31, 2026 (Unaudited)

Portfolio of Investments

Shares		Value
Common Stocks — 99.4%
Communication Services — 1.1%
2,828	Cargurus, Inc., Class A†	$102,487
2,389	Cogent Communications Holdings, Inc.	32,252
8,017	DoubleVerify Holdings, Inc.†	90,192
4,998	MediaAlpha, Inc., Class A†	61,875
1,933	Trade Desk, Inc. (The), Class A†	34,871
5,946	Uniti Group, Inc.†	57,795
		379,472
Consumer Discretionary — 9.1%
608	Aptiv plc†	34,334
746	Asbury Automotive Group, Inc.†	172,849
2,172	Beazer Homes USA, Inc.†	69,721
2,970	CarMax, Inc.†	170,062
1,384	Cava Group, Inc.†	90,278
601	Century Communities, Inc.	40,363
926	Champion Homes, Inc.†	73,719
1,233	Cooper-Standard Holdings, Inc.†	36,337
20,103	Coursera, Inc.†	106,747
6,777	Dana, Inc.	182,504
4,404	Driven Brands Holdings, Inc.†	62,845
18,449	EVgo, Inc., Class A†	29,149
1,053	Floor & Decor Holdings, Inc., Class A†	60,621
2,187	Frontdoor, Inc.†	158,841
1,444	Gentherm, Inc.†	58,598
251	Group 1 Automotive, Inc.	71,979
317	Hovnanian Enterprises, Inc., Class A†	39,276
2,295	KB Home	126,157
714	LGI Homes, Inc.†	38,963
2,119	Lincoln Educational Services Corp.†	88,617
372	Lithia Motors, Inc., Class A	143,376
4,061	Mobileye Global, Inc., Class A†	32,244
976	Patrick Industries, Inc.	80,569
357	Pool Corp.	66,298
12,458	QuantumScape Corp., Class A†	65,031
3,726	Savers Value Village, Inc.†	38,229
14,274	Solid Power, Inc.†	29,404
1,665	Sonic Automotive, Inc., Class A	152,481
6,352	Sonos, Inc.†	93,120
1,814	Strategic Education, Inc.	148,748
1,071	Stride, Inc.†	85,991
859	Thor Industries, Inc.	64,399
6,778	ThredUp, Inc., Class A†	39,177
2,483	Universal Technical Institute, Inc.†	97,607
1,328	Visteon Corp.	138,829
2,585	Warby Parker, Inc., Class A†	68,994
1,207	Wayfair, Inc., Class A†	102,474
1,986	YETI Holdings, Inc.†	97,195
		3,256,126
Consumer Staples — 0.7%
10	BellRing Brands, Inc.†	124
1,987	Lamb Weston Holdings, Inc.	104,417
1,701	Vita Coco Co., Inc. (The)†	112,164
3,202	Vital Farms, Inc.†	40,761
		257,466
Energy — 3.9%
9,717	Antero Midstream Corp.	213,482
4,148	Antero Resources Corp.†	149,909
8,421	Archrock, Inc.	301,135
1,452	DT Midstream, Inc.	200,376
2,780	Kinetik Holdings, Inc., Class A	140,585
8,220	Liberty Energy, Inc., Class A	153,796
5,604	Range Resources Corp.	224,944
		1,384,227
Shares		Value
Common Stocks — 99.4% (continued)
Financials — 20.7%
4,624	Amerant Bancorp, Inc., Class A	$136,870
8,776	Associated Banc-Corp	271,003
4,299	BankUnited, Inc.	200,548
5,073	Beacon Financial Corp.	159,850
21,877	Capitol Federal Financial, Inc.	193,393
3,203	Central Pacific Financial Corp.	126,198
17,354	Columbia Financial, Inc.†	187,597
3,374	ConnectOne Bancorp, Inc.	111,140
5,460	CVB Financial Corp.	122,140
4,158	Dime Community Bancshares, Inc.	169,480
4,026	Donegal Group, Inc., Class A	79,473
6,750	Eastern Bankshares, Inc.	154,980
3,299	Enact Holdings, Inc.	156,108
372	FactSet Research Systems, Inc.	97,910
2,406	Financial Institutions, Inc.	99,753
2,525	First Horizon Corp.	64,741
4,995	Flywire Corp.†	79,970
14,842	FNB Corp.	280,515
1,047	Goosehead Insurance, Inc., Class A†	64,914
3,664	HA Sustainable Infrastructure Capital, Inc.	138,756
238	HCI Group, Inc.	41,652
5,636	Heritage Financial Corp.	167,558
1,449	Hippo Holdings, Inc.†	45,571
6,696	Horizon Bancorp, Inc.	136,933
1,180	Houlihan Lokey, Inc., Class A	148,078
2,188	Independent Bank Corp.	183,420
741	Jack Henry & Associates, Inc.	114,144
1,766	Lemonade, Inc.†	85,315
1,227	LendingTree, Inc.†	39,092
2,826	Live Oak Bancshares, Inc.	120,953
1,830	Mercury General Corp.	196,029
3,422	MGIC Investment Corp.	102,797
73	MSCI, Inc., Class A	41,774
445	Nasdaq, Inc.	41,915
22	NCR Atleos Corp.†	1,035
5,831	NerdWallet, Inc., Class A†	52,479
16,853	Northwest Bancshares, Inc.	265,266
725	Palomar Holdings, Inc.†	96,998
89	Payoneer Global, Inc.†	638
1,286	PennyMac Financial Services, Inc.	96,977
1,338	Pinnacle Financial Partners, Inc.	140,798
1,266	Regions Financial Corp.	39,183
6,307	Remitly Global, Inc.†	143,610
2,594	RLI Corp.	158,857
692	Root, Inc., Class A†	37,472
4,034	Seacoast Banking Corp. of Florida	140,141
1,806	Selective Insurance Group, Inc.	171,191
2,295	Shift4 Payments, Inc., Class A†	121,635
4,783	Shore Bancshares, Inc.	117,184
10,009	Simmons First National Corp., Class A	236,112
1,666	Skyward Specialty Insurance Group, Inc.†	99,877
9,860	SoFi Technologies, Inc.†	160,817
6,346	Southside Bancshares, Inc.	206,308
13,669	TFS Financial Corp.	251,646
1,666	Toast, Inc., Class A†	53,762
1,636	Trupanion, Inc.†	40,066
1,814	Universal Insurance Holdings, Inc.	79,290
51,288	UWM Holdings Corp.	93,344
1,338	Walker & Dunlop, Inc.	66,485
5,860	WesBanco, Inc.	242,487
		7,474,228

Eventide Small Cap ETF (Continued)	July 31, 2026 (Unaudited)

Portfolio of Investments

Shares		Value
Common Stocks — 99.4% (continued)
Health Care — 19.9%
6,321	AdaptHealth Corp., Class A†	$68,267
3,763	Adaptive Biotechnologies Corp.†	84,931
3,944	Alignment Healthcare, Inc.†	58,568
1,452	Alkermes plc†	71,133
5,343	Alphatec Holdings, Inc.†	50,865
3,189	Amylyx Pharmaceuticals, Inc.†	64,769
1,384	AnaptysBio, Inc.†	73,850
11,542	Ardelyx, Inc.†	57,133
3,668	ARS Pharmaceuticals, Inc.†	18,817
2,304	Artivion, Inc.†	61,816
4,749	Arvinas, Inc.†	38,134
2,271	Axogen, Inc.†	95,859
968	Axsome Therapeutics, Inc.†	211,014
3,554	Beam Therapeutics, Inc.†	90,698
5,593	BioCryst Pharmaceuticals, Inc.†	50,225
2,053	Bruker Corp.	129,010
1,501	Celcuity, Inc.†	129,656
1,408	CG Oncology, Inc.†	100,236
4,046	Cogent Biosciences, Inc.†	157,511
2,233	Collegium Pharmaceutical, Inc.†	79,026
1,295	CONMED Corp.	59,959
2,660	Crinetics Pharmaceuticals, Inc.†	222,164
466	Cytokinetics, Inc.†	35,943
511	Disc Medicine, Inc., Class A†	39,347
1,770	Doximity, Inc., Class A†	37,011
3,298	Dyne Therapeutics, Inc.†	83,044
73	Embecta Corp.	266
1,904	Enliven Therapeutics, Inc.†	104,358
3,902	Enovis Corp.†	113,743
6,096	Envista Holdings Corp.†	166,481
5,493	Erasca, Inc.†	99,698
14	First Tracks Biotherapeutics, Inc.†	617
619	GeneDx Holdings Corp., Class A†	40,303
35,108	Geron Corp.†	45,289
204,551	Gossamer Bio, Inc.†	34,671
952	GRAIL, Inc.†	65,269
16	Guardant Health, Inc.†	2,592
1,326	Harmony Biosciences Holdings, Inc.†	46,728
4,089	HealthStream, Inc.	114,655
3,180	Immunovant, Inc.†	122,812
368	Insmed, Inc.†	36,285
4,086	Integra LifeSciences Holdings Corp.†	68,032
913	IRhythm Holdings, Inc.†	106,976
2,826	Janux Therapeutics, Inc.†	42,870
1,934	Kestra Medical Technologies, Ltd.†	44,153
1,522	Kymera Therapeutics, Inc.†	157,375
1,547	Liquidia Corp.†	130,118
238	Madrigal Pharmaceuticals, Inc.†	111,222
10	Maze Therapeutics, Inc.†	269
3,786	MeiraGTx Holdings plc†	44,637
2,032	Mineralys Therapeutics, Inc.†	51,857
1,309	Mirum Pharmaceuticals, Inc.†	138,689
10,233	Nuvation Bio, Inc.†	64,775
2,383	Omnicell, Inc.†	84,287
4,173	ORIC Pharmaceuticals, Inc.†	46,195
2,224	Pennant Group, Inc. (The)†	89,672
3,897	Phreesia, Inc.†	41,815
473	Praxis Precision Medicines, Inc.†	145,604
Shares		Value
Common Stocks — 99.4% (continued)
Health Care — 19.9% (continued)
11,637	Prime Medicine, Inc.†	$33,980
1,449	Protagonist Therapeutics, Inc.†	197,990
1,785	PTC Therapeutics, Inc.†	121,398
1,567	Pulse Biosciences, Inc.†	55,049
1,470	Rapport Therapeutics, Inc.†	60,241
29,732	Recursion Pharmaceuticals, Inc., Class A†	89,196
8,367	Relay Therapeutics, Inc.†	157,551
932	Revolution Medicines, Inc.†	174,777
3,094	Sarepta Therapeutics, Inc.†	45,977
1,785	Scholar Rock Holding Corp.†	84,422
2,737	Schrodinger, Inc.†	41,438
3,167	SI-BONE, Inc.†	56,246
12	Sionna Therapeutics, Inc.†	566
2,023	Spyre Therapeutics, Inc.†	198,921
1,208	Stoke Therapeutics, Inc.†	34,863
2,064	Supernus Pharmaceuticals, Inc.†	92,116
2,142	Syndax Pharmaceuticals, Inc.†	40,805
952	Tarsus Pharmaceuticals, Inc.†	56,206
9,374	Taysha Gene Therapies, Inc.†	54,932
492	TransMedics Group, Inc.†	37,643
2,023	Travere Therapeutics, Inc.†	113,065
1,785	Twist Bioscience Corp.†	163,416
2,506	Tyra Biosciences, Inc.†	79,891
1,270	U.S. Physical Therapy, Inc.	100,406
3,948	Ultragenyx Pharmaceutical, Inc.†	98,345
1,044	Vaxcyte, Inc.†	56,460
2,856	Veracyte, Inc.†	132,290
3,463	Viking Therapeutics, Inc.†	109,916
5,914	Xencor, Inc.†	119,522
		7,138,927
Industrials — 16.7%
254	Advanced Drainage Systems, Inc.	35,174
714	AGCO Corp.	72,942
2,947	Alight, Inc., Class A	50,040
2,960	Ameresco, Inc., Class A†	62,367
633	ArcBest Corp.	91,374
1,666	Arcosa, Inc.	241,902
313	Argan, Inc.	178,545
4,641	Array Technologies, Inc.†	24,226
1,190	Astec Industries, Inc.	60,285
193	Axon Enterprise, Inc.†	101,858
969	AZZ, Inc.	140,233
595	Blue Bird Corp.†	44,262
4,247	BrightView Holdings, Inc.†	55,381
1,803	CECO Environmental Corp.†	118,800
4,443	Centuri Holdings, Inc.†	123,693
974	Construction Partners, Inc., Class A†	100,663
9,712	Custom Truck One Source, Inc.†	98,577
4,753	Deluxe Corp.	122,959
6,517	DNOW, Inc.†	92,020
2,380	Douglas Dynamics, Inc.	105,029
238	Dycom Industries, Inc.†	95,455
1,932	Enerpac Tool Group Corp., Class A	69,050
1,290	ExlService Holdings, Inc.†	43,770
4,560	First Advantage Corp.†	90,470
2,023	Flowserve Corp.	153,728
2,631	Fluence Energy, Inc., Class A†	36,650
14,416	FTAI Infrastructure, Inc.	53,772

Eventide Small Cap ETF (Continued)	July 31, 2026 (Unaudited)

Portfolio of Investments

Shares		Value
Common Stocks — 99.4% (continued)
Industrials — 16.7% (continued)
1,353	GATX Corp.	$242,011
2,779	Genco Shipping & Trading, Ltd.	70,976
357	Generac Holdings, Inc.†	70,368
1,205	Greenbrier Cos., Inc. (The)	59,346
864	Griffon Corp.	74,451
2,470	GXO Logistics, Inc.†	123,895
7,271	Heartland Express, Inc.	88,924
2,414	Helios Technologies, Inc.	188,075
8,552	Hillman Solutions Corp.†	67,304
357	Huron Consulting Group, Inc.†	54,182
742	Innodata, Inc.†	46,620
6,869	Janus International Group, Inc.†	35,238
849	JBT Marel Corp.	117,561
6,288	Legalzoom.com, Inc.†	49,487
453	Limbach Holdings, Inc.†	32,480
2,499	LSI Industries, Inc.	58,452
7,537	Marten Transport, Ltd.	111,472
4,080	Masterbrand, Inc.†	33,660
964	Modine Manufacturing Co.†	193,821
855	MSC Industrial Direct Co., Inc., Class A	105,507
4,428	Mueller Water Products, Inc., Class A	111,763
476	MYR Group, Inc.†	158,613
714	Nextpower, Inc., Class A†	64,167
6,296	Pitney Bowes, Inc.	110,369
5,025	Planet Labs PBC†	102,911
714	Powell Industries, Inc.	148,997
1,193	Primoris Services Corp.	100,701
5,040	Quanex Building Products Corp.	89,914
3,782	Resideo Technologies, Inc.†	129,723
3,643	RXO, Inc.†	73,771
7,140	Shoals Technologies Group, Inc., Class A†	62,404
191	Sterling Infrastructure, Inc.†	113,983
610	Transcat, Inc.†	52,076
1,085	Trex Co., Inc.†	47,046
796	TriNet Group, Inc.	52,401
6,630	Vestis Corp.†	95,870
1,084	Willdan Group, Inc.†	74,287
2,499	WillScot Holdings Corp.	60,676
952	Xometry, Inc., Class A†	81,605
		6,018,332
Information Technology — 16.2%
1,231	ACM Research, Inc., Class A†	96,597
6,188	ADTRAN Holdings, Inc.†	52,660
598	Advanced Energy Industries, Inc.	173,133
1,510	Aeva Technologies, Inc.†	26,485
2,003	Alarm.com Holdings, Inc.†	109,664
2,664	Alkami Technology, Inc.†	48,405
1,428	Allegro MicroSystems, Inc.†	59,262
1,818	Alpha & Omega Semiconductor, Ltd.†	57,703
1,182	Applied Digital Corp.†	32,375
4,442	Arlo Technologies, Inc.†	65,386
6,183	Aurora Innovation, Inc., Class A†	39,880
4,449	AvePoint, Inc.†	57,970
1,190	Belden, Inc.	147,620
1,206	Bentley Systems, Inc., Class B	42,741
1,348	BILL Holdings, Inc.†	60,835
3,065	Braze, Inc., Class A†	76,380
1,339	Calix, Inc.†	48,070
Shares		Value
Common Stocks — 99.4% (continued)
Information Technology — 16.2% (continued)
1,647	Clear Secure, Inc., Class A	$90,980
2,646	Cohu, Inc.†	126,982
833	Commvault Systems, Inc.†	98,127
165	Credo Technology Group Holding, Ltd.†	34,153
1,312	DigitalOcean Holdings, Inc.†	154,160
1,316	Diodes, Inc.†	108,333
831	Docusign, Inc., Class A†	45,564
971	Dynatrace, Inc.†	43,035
1,233	Enphase Energy, Inc.†	46,287
1,635	ePlus, Inc.	151,090
6,314	Evolv Technologies Holdings, Inc.†	34,916
4,083	Five9, Inc.†	112,323
28	Flex, Ltd.†	3,185
1,519	FormFactor, Inc.†	161,318
4,139	Freshworks, Inc., Class A†	46,998
256	Gartner, Inc.†	38,661
1,511	Gen Digital, Inc.	41,477
1,937	Gitlab, Inc., Class A†	66,846
8,411	Grid Dynamics Holdings, Inc.†	57,952
434	Guidewire Software, Inc.†	65,942
5,355	Harmonic, Inc.†	61,850
326	HubSpot, Inc.†	77,379
2,061	I3 Verticals, Inc., Class A†	43,405
1,441	Ichor Holdings, Ltd.†	108,464
638	Impinj, Inc.†	96,568
565	InterDigital, Inc.	172,226
739	Itron, Inc.†	73,649
3,900	Kimball Electronics, Inc.†	96,447
3,295	Klaviyo, Inc., Class A†	58,783
3,059	Kyndryl Holdings, Inc.†	41,449
1,233	Lattice Semiconductor Corp.†	153,225
2,300	Life360, Inc.†	124,315
260	Manhattan Associates, Inc.†	49,754
123	MongoDB, Inc., Class A†	41,510
4,185	Navitas Semiconductor Corp., Class A†	45,449
4,402	nCino, Inc.†	81,261
3,797	NETGEAR, Inc.†	91,736
2,601	NextNav, Inc.†	34,099
1,338	Novanta, Inc.†	190,732
750	Nutanix, Inc., Class A†	44,258
2,575	Photronics, Inc.†	77,997
816	Q2 Holdings, Inc.†	49,670
5,438	Rapid7, Inc.†	52,477
1,161	Rogers Corp.†	143,349
600	Rubrik, Inc., Class A†	43,416
1,942	ScanSource, Inc.†	109,956
4,267	SentinelOne, Inc., Class A†	81,329
8	Silicon Laboratories, Inc.†	1,740
147	SiTime Corp.†	78,674
971	Skyworks Solutions, Inc.	60,474
1,785	Synaptics, Inc.†	191,565
1,547	Ultra Clean Holdings, Inc.†	128,881
3,106	Vertex, Inc., Class A†	40,098
4,377	Vontier Corp.	140,633
346	Workday, Inc., Class A†	55,478
5,122	Zeta Global Holdings Corp., Class A†	110,635
456	Zscaler, Inc.†	68,947
		5,845,373

Eventide Small Cap ETF (Continued)	July 31, 2026 (Unaudited)

Portfolio of Investments

Shares		Value
Common Stocks — 99.4% (continued)
Materials — 3.9%
2,647	Cabot Corp.	$232,989
4,118	Century Aluminum Co.†	184,363
8,761	Element Solutions, Inc.	321,792
1,945	Greif, Inc., Class A	168,340
983	International Paper Co.	40,136
1,203	Louisiana-Pacific Corp.	87,133
445	PPG Industries, Inc.	49,181
558	Steel Dynamics, Inc.	140,203
1,458	Sylvamo Corp.	54,544
3,230	TriMas Corp.	128,974
		1,407,655
Real Estate — 3.5%
1,881	Camden Property Trust	208,434
155	Compass, Inc., Class A†	1,765
1,078	EastGroup Properties, Inc.	225,313
5,249	Forestar Group, Inc.†	147,759
8,963	Highwoods Properties, Inc.	296,944
4	Jones Lang LaSalle, Inc.†	1,420
6,406	Marcus & Millichap, Inc.	196,986
12,537	Newmark Group, Inc., Class A	187,992
		1,266,613
Shares		Value
Common Stocks — 99.4% (continued)
Utilities — 3.7%
106	AES Corp. (The)	$1,556
2,621	Black Hills Corp.	186,641
2,227	Clearway Energy, Inc., Class C	70,663
1,860	H2O America	114,074
7,424	MDU Resources Group, Inc.	148,109
370	NRG Energy, Inc.	49,687
759	OGE Energy Corp.	35,939
1,651	Ormat Technologies, Inc.	161,104
2,099	Pinnacle West Capital Corp.	211,978
2,832	Southwest Gas Holdings, Inc.	253,181
232	Vistra Corp.	34,380
7,752	XPLR Infrastructure LP†	92,249
		1,359,561
Total Common Stocks (Cost $33,871,549)		$35,787,980
Total Investments — 99.4% (Cost $33,871,549)		$35,787,980
Net other assets (liabilities) — 0.6%		215,739

Net Assets — 100.0%		$36,003,719

LP — Limited Partnership

PBC — Public Benefit Corporation

PLC — Public Limited Company

†	Non-income producing security

Eventide US Market ETF	July 31, 2026 (Unaudited)

Portfolio of Investments

Shares		Value
Common Stocks — 99.7%
Communication Services — 0.8%
35,982	Cargurus, Inc., Class A†	$1,303,988
8,469	Trade Desk, Inc. (The), Class A†	152,781
		1,456,769
Consumer Discretionary — 7.1%
10,781	Aptiv plc†	608,803
448	AutoZone, Inc.†	1,351,280
9,919	Chewy, Inc., Class A†	224,169
3,248	D.R. Horton, Inc.	464,659
4,012	Deckers Outdoor Corp.†	388,683
3,982	Frontdoor, Inc.†	289,213
1,809	Garmin, Ltd.	531,448
8,001	Home Depot, Inc. (The)	2,656,013
9,688	Lowe’s Cos, Inc.	2,013,263
9,040	Magna International, Inc.	620,144
14,167	Mobility Global, Inc.†	288,723
19,246	O’Reilly Automotive, Inc.†	1,719,630
5,261	PulteGroup, Inc.	665,359
36,464	QuantumScape Corp., Class A†	190,342
2,884	Stride, Inc.†	231,556
2,823	Toll Brothers, Inc.	411,847
9,004	VF Corp.	128,937
2,358	Wayfair, Inc., Class A†	200,194
		12,984,263
Consumer Staples — 0.4%
14,255	McCormick & Co., Inc.	725,580
		725,580
Energy — 3.3%
2,490	Cheniere Energy, Inc.	656,289
3,359	ConocoPhillips	404,692
22,654	ExxonMobil Holdings Corp.	3,521,338
3,425	TC Energy Corp.	230,948
2,290	Valero Energy Corp.	716,541
6,955	Williams Cos., Inc. (The)	497,561
		6,027,369
Financials — 13.1%
13,633	Aflac, Inc.	1,737,935
7,003	American Express Co.	2,354,759
4,586	Arthur J. Gallagher & Co.	1,143,840
979	Cboe Global Markets, Inc.	303,715
4,058	Cincinnati Financial Corp.	721,025
1,850	East West Bancorp, Inc.	242,350
25,446	Fifth Third Bancorp	1,437,699
3,672	Global Payments, Inc.	308,742
7,517	Houlihan Lokey, Inc., Class A	943,308
51,629	Huntington Bancshares, Inc.	879,758
3,175	Lemonade, Inc.†	153,384
19,149	MGIC Investment Corp.	575,235
3,540	Moody’s Corp.	1,693,465
1,855	MSCI, Inc., Class A	1,061,505
18,020	Nasdaq, Inc.	1,697,305
8,397	Progressive Corp. (The)	1,775,294
28,065	Regions Financial Corp.	868,612
14,363	Rocket Cos., Inc., Class A†	185,283
3,814	S&P Global, Inc.	1,571,101
9,246	Shift4 Payments, Inc., Class A†	490,038
46,159	SoFi Technologies, Inc.†	752,853
13,848	Toast, Inc., Class A†	446,875
5,928	Tradeweb Markets, Inc., Class A	595,764
36,150	Truist Financial Corp.	1,874,016
2,500	W R Berkley Corp.	181,350
		23,995,211
Shares		Value
Common Stocks — 99.7% (continued)
Health Care — 11.1%
1,136	Alnylam Pharmaceuticals, Inc.†	$233,471
5,032	Amgen, Inc.	1,938,125
18,511	Boston Scientific Corp.†	865,019
2,423	CG Oncology, Inc.†	172,493
4,954	Dexcom, Inc.†	413,411
15,942	Doximity, Inc., Class A†	333,347
5,627	Edwards Lifesciences Corp.†	484,316
2,498	Eli Lilly & Co.	2,869,803
2,294	Encompass Health Corp.	254,795
6,513	GE HealthCare Technologies, Inc.	443,014
2,018	Guardant Health, Inc.†	326,896
3,924	HealthEquity, Inc.†	394,794
965	IDEXX Laboratories, Inc.†	539,503
2,509	Incyte Corp.†	299,876
2,410	Insmed, Inc.†	237,626
3,516	Intuitive Surgical, Inc.†	1,242,308
680	Madrigal Pharmaceuticals, Inc.†	317,778
20,963	Medtronic plc	1,790,030
223	Mettler-Toledo International, Inc.†	315,835
1,133	Neurocrine Biosciences, Inc.†	188,984
2,228	Protagonist Therapeutics, Inc.†	304,434
1,901	Quest Diagnostics, Inc.	442,951
1,783	Revolution Medicines, Inc.†	334,366
22,368	Royalty Pharma plc, Class A	1,306,962
1,373	STERIS plc	313,593
5,156	Stryker Corp.	1,679,310
455	United Therapeutics Corp.†	235,558
6,328	Veeva Systems, Inc., Class A†	1,289,520
7,829	Zoetis, Inc., Class A	605,103
		20,173,221
Industrials — 16.0%
1,283	AerCap Holdings NV	193,605
497	Argan, Inc.	283,504
10,796	Automatic Data Processing, Inc.	2,876,702
913	Axon Enterprise, Inc.†	481,845
1,441	Bloom Energy Corp., Class A†	296,572
6,883	Broadridge Financial Solutions, Inc.	1,059,638
3,586	Canadian Pacific Kansas City, Ltd.	318,760
2,041	Caterpillar, Inc.	1,663,027
223	Comfort Systems USA, Inc.	385,721
9,215	Copart, Inc.†	268,341
3,991	Emerson Electric Co.	597,932
4,118	Expeditors International of Washington, Inc.	691,371
15,006	Fastenal Co.	715,936
2,306	Ferguson Enterprises, Inc.	540,365
1,068	FTAI Aviation, Ltd.	220,008
1,091	GE Vernova, Inc.	1,080,406
6,728	Illinois Tool Works, Inc.	1,930,599
1,843	Nextpower, Inc., Class A†	165,630
1,389	Old Dominion Freight Line, Inc.	294,662
5,425	Otis Worldwide Corp.	390,329
11,169	Paychex, Inc.	1,304,986
907	Quanta Services, Inc.	605,295
2,940	RB Global, Inc.	322,636
6,376	Republic Services, Inc., Class A	1,342,467
2,282	Rockwell Automation, Inc.	1,095,544
4,824	Rollins, Inc.	183,167
702	Snap-on, Inc.	288,108
21,547	SS&C Technologies Holdings, Inc.	1,660,196
5,234	Thomson Reuters Corp.	513,612
1,588	Trane Technologies plc	722,461
5,083	UL Solutions, Inc., Class A	465,806

Eventide US Market ETF (Continued)	July 31, 2026 (Unaudited)

Portfolio of Investments

Shares		Value
Common Stocks — 99.7% (continued)
Industrials — 16.0% (continued)
8,584	Union Pacific Corp.	$2,507,644
411	United Rentals, Inc.	443,576
2,054	Verisk Analytics, Inc., Class A	400,222
2,278	Vertiv Holdings Co., Class A	550,296
7,296	Waste Management, Inc.	1,652,908
4,231	Xylem, Inc.	494,900
		29,008,777
Information Technology — 34.3%
2,103	ACM Research, Inc., Class A†	165,022
6,364	Advanced Micro Devices, Inc.†	3,030,219
1,775	Akamai Technologies, Inc.†	204,445
1,587	Applied Materials, Inc.	805,672
8,019	Arista Networks, Inc.†	1,446,227
13,254	Broadcom, Inc.	5,159,517
3,233	Cadence Design Systems, Inc.†	1,099,285
1,858	CDW Corp.	274,631
1,594	Ciena Corp.†	601,018
5,918	Cognizant Technology Solutions Corp., Class A	327,561
1,598	Coherent Corp.†	420,098
1,855	CoreWeave, Inc., Class A†	133,133
2,232	Credo Technology Group Holding, Ltd.†	462,002
8,248	Crowdstrike Holdings, Inc., Class A†	1,574,213
4,392	Datadog, Inc., Class A†	1,176,924
3,688	Dell Technologies, Inc., Class C	1,495,005
2,287	Entegris, Inc.	272,267
13,698	Everpure, Inc., Class A†	1,057,075
232	Fair Isaac Corp.†	260,529
10,452	Flex, Ltd.†	1,188,915
8,688	Fortinet, Inc.†	1,407,022
1,367	Guidewire Software, Inc.†	207,702
829	HubSpot, Inc.†	196,771
925	InterDigital, Inc.	281,963
1,990	Intuit, Inc.	628,979
11,338	IonQ, Inc.†	413,157
8,707	KLA Corp.	1,591,814
7,118	Lam Research Corp.	2,085,716
681	Lumentum Holdings, Inc.†	486,193
3,762	Micron Technology, Inc.	3,096,239
1,424	MongoDB, Inc., Class A†	480,572
232	Monolithic Power Systems, Inc.	330,839
4,032	Motorola Solutions, Inc.	1,756,943
10,837	NetApp, Inc.	1,934,404
4,741	Nutanix, Inc., Class A†	279,766
63,919	NVIDIA Corp.	12,831,740
5,439	Palo Alto Networks, Inc.†	1,804,824
4,587	Procore Technologies, Inc.†	251,230
8,299	Qualcomm, Inc.	1,225,015
1,075	Roper Technologies, Inc.	421,368
8,957	Samsara, Inc., Class A†	333,827
440	Sandisk Corp.†	534,525
6,547	SAP SE ADR	1,202,160
1,353	Seagate Technology Holdings plc	1,158,344
10,425	ServiceNow, Inc.†	1,159,573
4,595	Snowflake, Inc., Class A†	1,347,621
1,928	Taiwan Semiconductor Manufacturing Co., Ltd. ADR	779,394
1,142	Teradyne, Inc.	419,902
16,243	Trimble, Inc.†	919,029
1,408	Tyler Technologies, Inc.†	435,917
4,250	Workday, Inc., Class A†	681,445
3,163	Zscaler, Inc.†	478,246
		62,315,998
Shares		Value
Common Stocks — 99.7% (continued)
Materials — 4.1%
2,545	Air Products and Chemicals, Inc.	$750,495
4,994	Ecolab, Inc.	1,386,484
8,343	International Paper Co.	340,645
4,681	Linde plc	2,239,297
461	Martin Marietta Materials, Inc.	242,090
3,250	Newmont Corp.	304,558
2,269	PPG Industries, Inc.	250,770
3,308	Sherwin-Williams Co. (The)	1,127,532
1,732	Steel Dynamics, Inc.	435,182
1,264	Vulcan Materials Co.	339,472
		7,416,525
Real Estate — 4.0%
3,874	American Tower Corp.	671,597
3,186	AvalonBay Communities, Inc.	591,353
6,132	CBRE Group, Inc., Class A†	900,239
1,867	Digital Realty Trust, Inc.	351,967
678	Equinix, Inc.	691,071
10,807	Equity Residential	718,125
1,819	Essex Property Trust, Inc.	516,851
1,818	Iron Mountain, Inc.	222,378
710	Jones Lang LaSalle, Inc.†	252,071
15,221	Prologis, Inc.	2,201,109
1,395	SBA Communications Corp., Class A	252,467
		7,369,228
Utilities — 5.5%
12,029	American Electric Power Co., Inc.	1,537,908
2,284	Consolidated Edison, Inc.	248,613
1,600	Constellation Energy Corp.	420,400
5,038	Dominion Energy, Inc.	348,478
15,391	Duke Energy Corp.	1,930,493
1,758	Entergy Corp.	189,196
15,886	NextEra Energy, Inc.	1,380,811
3,499	NRG Energy, Inc.	469,881
4,379	Public Service Enterprise Group, Inc.	335,782
10,763	Sempra	953,064
18,076	Southern Co. (The)	1,708,905
913	Talen Energy Corp.†	305,033
1,594	Vistra Corp.	236,215
		10,064,779
Total Common Stocks (Cost $157,910,228)		$181,537,720
Total Investments — 99.7% (Cost $157,910,228)		$181,537,720
Net other assets (liabilities) — 0.3%		618,351

Net Assets — 100.0%		$182,156,071

ADR — American Depositary Receipt

NV — Naamloze Vennootschap (Dutch stock company)

PLC — Public Limited Company

S&P — Standard and Poor’s

SE — Societas Europaea (European public limited company)

†	Non-income producing security